Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net earnings	$ 657	$ 206	$ 346	$ 520
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	28	(37)	68	(44)
Cash flow hedges adjustments to equity	(30)	22	(58)	31
Foreign currency translation adjustments to equity	(360)	251	(201)	384
Other comprehensive income that will be reclassified to profit or loss, net of tax	(362)	236	(191)	371
Items that will not be reclassified to net earnings:
Remeasurement on defined benefit pension plans	65	16	111	20
Related tax expense on remeasurement on defined benefit pension plans	(15)	(6)	(27)	(11)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	50	10	84	9
Other comprehensive (loss) income	(312)	246	(107)	380
Total comprehensive income	345	452	239	900
Non-controlling interests
Total comprehensive income	345	452	239	900
Continuing operations [member]
Common shareholders:
Continuing operations	74	69	223	233
Discontinued operations [member]
Common shareholders:
Continuing operations	239	369	(44)	636
Non-controlling interests
Non-controlling interests - discontinued operations	$ 32	$ 14	$ 60	$ 31